Earnings Per Common Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings and Dividends Per Common Share

Note 24: Earnings and Dividends Per Common Share
Table 24.1 shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations. See Note 1 (Summary of Significant Accounting Policies) for
discussion on share repurchases, and the Consolidated Statement of Changes in Equity and Note 19 (Common Stock and Stock Plans) for information about stock and options activity and terms and conditions of warrants.

Table 24.1: Earnings Per Common Share Calculations

		Year ended December 31,
	(in millions, except per share amounts)	2020	2019	2018
	Wells Fargo net income	$3,301	19,549	22,393
	Less: Preferred stock dividends and other (1)	1,591	1,611	1,704
	Wells Fargo net income applicable to common stock (numerator)	$1,710	17,938	20,689
	Earnings per common share
	Average common shares outstanding (denominator)	4,118.0	4,393.1	4,799.7
	Per share	$0.42	4.08	4.31
	Diluted earnings per common share
	Average common shares outstanding	4,118.0	4,393.1	4,799.7
Add:	Stock options (2)	—	0.8	8.0
	Restricted share rights (2)	16.2	31.5	26.3
	Warrants (2)	—	—	4.4
	Diluted average common shares outstanding (denominator)	4,134.2	4,425.4	4,838.4
	Per share	$0.41	4.05	4.28
(1)The years ended December 31, 2020, 2019 and 2018, includes $301 million, $220 million and $155 million, respectively, from the elimination of discounts or issuance costs associated with redemptions of preferred stock.
(2)Calculated using the treasury stock method.
Table 24.2 presents the outstanding securities that were anti-dilutive and therefore not included in the calculation of diluted earnings per common share.
Table 24.2: Outstanding Anti-Dilutive Securities

	Weighted-average shares
	Year ended December 31,
(in millions)	2020	2019	2018
Convertible Preferred Stock, Series L (1)	25.3	25.3	25.3
Restricted share rights (2)	1.1	—	—
Stock options (2)	—	—	0.3
(1)    Calculated using the if-converted method.
(2)    Calculated using the treasury stock method.
Table 24.3 presents dividends declared per common share.
Table 24.3: Dividends Declared Per Common Share

	Year ended December 31,
	2020	2019	2018
Per common share	$1.22	1.92	1.64